Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of loss per share
	Years ended December 31
	2020	2019
Loss for the year from continuing operations	$10,763	$9,548
Loss for the year	14,253	13,933
Weighted average number of shares outstanding	80,397,193	63,487,241
Basic and diluted loss per share from continuing operations	$0.13	$0.15
Basic and diluted loss per share	$0.18	$0.22